Business Combination (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Business Combination (Details) [Line Items]
Common Stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Business combination description	• all outstanding warrants to purchase shares of Legacy MoneyLion preferred stock or Legacy MoneyLion Common Stock (“Legacy MoneyLion Warrants”) were either exercised and ultimately converted into shares of Legacy MoneyLion Common Stock or terminated;• 11,231,595 outstanding shares of Legacy MoneyLion Common Stock (which includes the shares of Legacy MoneyLion Common Stock issued to former holders of Legacy MoneyLion Warrants) were cancelled in exchange for the right to receive 184,285,695 shares of MoneyLion Class A Common Stock;• 2,360,627 outstanding and unexercised options to purchase shares of Legacy MoneyLion Common Stock (“Legacy MoneyLion Options”) converted into options to acquire 38,732,676 shares of MoneyLion Class A Common Stock, of which 18,861,298 options are vested and 19,871,378 options are unvested; and• each holder of an outstanding share of Legacy MoneyLion Common Stock (following the Conversion) and/or Legacy MoneyLion Options (each such holder, an “Earnout Participant”) also received the right to receive the applicable pro rata portion of MoneyLion Class A Common Stock (the “Earnout Shares”) with respect to each share of MoneyLion Class A Common Stock or option exercisable for shares of MoneyLion Class A Common Stock, contingent upon MoneyLion Class A Common Stock reaching certain price milestones. 7.5 million and 10.0 million shares of MoneyLion Class A Common Stock will be issued if the MoneyLion Class A Common Stock share price equals or is greater than $12.50 and $16.50, respectively, for twenty out of any thirty consecutive trading days within five years of the Business Combination Closing Date. The Earnout Shares meet the conditions for equity classification in accordance with ASC 815-40.
Sale of initial public offering shares (in Shares) | shares	25,887,987
Cash proceeds	$ 293,239
Redemptions issuance shares (in Shares) | shares	42,862,013
Upon consummation description	• each outstanding share of Fusion Class B common stock automatically converted into one share of MoneyLion Class A Common Stock; and• outstanding warrants to purchase the common stock of Fusion automatically converted into warrants to purchase shares of MoneyLion Class A Common Stock.As of the Business Combination Closing Date and following the completion of the sale of 25,000,000 shares of MoneyLion Class A Common Stock in the PIPE Financing, MoneyLion had the following outstanding securities:• 227,147,708 shares of MoneyLion Class A Common Stock;• 38,732,676 MoneyLion options, of which options to purchase 18,861,298 shares of MoneyLion Class A Common Stock were vested and options to purchase 19,871,378 shares of MoneyLion Class A Common stock were unvested; and• 17,500,000 public warrants, each exercisable for one share of MoneyLion Class A Common Stock at a price of $11.50 per share and 8,100,000 private placement warrants, each exercisable for one share of MoneyLion Class A Common Stock at a price of $11.50 per share (assumed from Fusion).Conversion of Legacy MoneyLion shares was calculated utilizing the exchange ratio of approximately 16.4078 per share of MoneyLion Class A Common Stock (the “Exchange Ratio”).
Net increase in cash	$ 293,239
Business combination proceeds	250,000
Underwriter fees	$ 13,150
PIPE [Member]
Business Combination (Details) [Line Items]
Public stockholders shares (in Shares) | shares	25,000,000
Sponsor [Member]
Business Combination (Details) [Line Items]
Public stockholders shares (in Shares) | shares	8,750,000
Fusion [Member]
Business Combination (Details) [Line Items]
Public stockholders shares (in Shares) | shares	9,112,013
Series of Individually Immaterial Business Acquisitions [Member]
Business Combination (Details) [Line Items]
Business combination per share (in Dollars per share) | $ / shares	$ 10
business combination aggregate amount	$ 258,896
Costs for the business combination	56,638
Transaction costs	$ 3,673